Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Mar. 30, 2019	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Guaranteed amount of private label credit card sales	$ 5.8	$ 2.7
Reserve associated with guaranteed credit card sales	$ 0.1	$ 0.1